Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	$ 2,646,102	$ 1,861,576
Less: accumulated depreciation	983,947	781,593
Property, plant and equipment, net	1,662,155	1,079,983
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	1,268,443	884,397
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	230,287	215,653
Electronic devices [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	69,062	62,497
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	577,287	404,557
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	200,800
Building [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	$ 300,223	$ 294,472